Additional Information to the Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Additional Information to the Statements of Operations [Abstract]
Schedule of revenues in financial statements
	Year ended December 31,
	2018	2017	2016

Israel	$228,966	$28,058	$18,903
United states	141,542	21,105	16,935
Germany	6,342	5,169	16,040
Austria	4,115	633	1,135
Holland	2,341	7,082	4,936
France	947	782	7,126
Other	76,486	25,862	13,006

	$460,739	$88,691	$78,081